UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03883

DWS Communications Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Communications Fund

	Shares	Value ($)

Common Stocks 89.4%
Media 0.5%
Net Servicos de Comunicacao SA (ADR) (Preferred)* (a)	93,000	983,940
National Carriers 35.2%
Atlantic Tele-Network, Inc.	91,525	3,096,291
BT Group PLC	978,499	4,218,257
Chunghwa Telecom Co., Ltd. (ADR)	87,514	2,277,114
Comstar United Telesystems OJSC (GDR)	383,341	4,005,913
Deutsche Telekom AG (Registered)	794,000	13,201,125
Elisa Oyj	133,200	3,326,248
Hellenic Telecommunications Organization SA	143,400	4,076,783
Level 3 Communications, Inc.*	486,800	1,032,016
Maxcom Telecomunicaciones SAB de CV (ADR)*	400,000	4,624,000

Swisscom AG (Registered)	12,930	4,431,926
Telecom Italia SpA	3,573,700	7,476,993
Telefonica SA	319,763	9,187,823
Telekom Austria AG	247,000	5,111,451
Telekomunikacja Polska SA	216,600	2,152,329
Verizon Communications, Inc.	114,800	4,184,460

		72,402,729
Publishing 1.1%
PagesJaunes SA	128,572	2,289,290
Specialty Services 11.4%
Cbeyond, Inc.* (a)	610,000	11,461,900
NeuStar, Inc. "A"*	150,000	3,972,000
Redecard SA (GDR) 144A	2,600	86,504
Tele2 AB "B"	419,800	7,938,574

		23,458,978
Wireless Services 41.2%
America Movil SAB de CV "L" (ADR)	103,000	6,560,070
American Tower Corp. "A"*	254,500	9,978,945
Clearwire Corp. "A"* (a)	493,500	7,308,735
Leap Wireless International, Inc.* (a)	150,000	6,990,000
Millicom International Cellular SA* (a)	62,600	5,918,830
NII Holdings, Inc.*	275,200	8,745,856
SBA Communications Corp. "A"* (a)	329,445	9,827,344
Sprint Nextel Corp.	633,700	4,239,453
Tim Participacoes SA (ADR) (Preferred) (a)	188,100	6,073,749
Vimpel-Communications (ADR)	66,900	1,999,641
Virgin Mobile USA, Inc. "A"* (a)	1,800,000	3,654,000
Vodafone Group PLC	4,491,809	13,450,074

		84,746,697

Total Common Stocks (Cost $186,639,047)		183,881,634
Warrants 9.6%
Bharti Airtel Ltd., Expiration Date 10/31/2011*	422,100	8,695,260
Reliance Communications Ltd., Expiration Date 10/31/2011*	874,500	11,114,021

Total Warrants (Cost $18,374,811)		19,809,281
Securities Lending Collateral 22.4%
Daily Assets Fund Institutional, 3.25% (b) (c) (Cost $46,121,277)	46,121,277	46,121,277
Cash Equivalents 1.5%
Cash Management QP Trust, 2.84% (b) (Cost $3,000,769)	3,000,769	3,000,769
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $254,135,904) †	122.9	252,812,961
Other Assets and Liabilities, Net	(22.9)	(47,054,472)

Net Assets	100.0	205,758,489

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

†

The cost for federal income tax purposes was $254,135,904. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $1,322,943. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,292,115 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,615,058.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $39,427,412 which is 19.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 175,952,088
Level 2 - Other Significant	76,860,873
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 252,812,961

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 14, 2008